Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table for 2022
Fiscal Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (4)	Value of Initial Fixed $100 Investment Based On		Net Income (7)	Pre-Tax Pre-Provision Diluted Earnings per Share (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,877,419	$1,815,682	$551,003	$529,297	$94.87	$110.57	$101,292,000	$4.48
2021	$1,461,456	$1,623,660	$452,307	$510,614	$101.62	$114.42	$47,555,000	$2.63
2020	$1,227,156	$1,057,809	$474,069	$472,925	$82.73	$84.43	$34,767,000	$3.49

Company Selected Measure Name	Pre-Tax/Pre-Provision Diluted Earnings Per Common Share ("PTPP EPS")
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Sulerzyski (our CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2022" beginning on page 65 of this Proxy Statement.”
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for 2020 is the list of companies identified in the section "EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS" of Peoples' Proxy Statement for the Annual Meeting of Shareholders held on April 22, 2021. The peer group used for 2021 is the list of companies identified in the section "EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS" of Peoples' Proxy Statement for the Annual Meeting of Shareholders held on April 28, 2022. The peer group used for 2022 is the 2022 Peer Group.
PEO Total Compensation Amount	$ 1,877,419	$ 1,461,456	$ 1,227,156
PEO Actually Paid Compensation Amount	$ 1,815,682	1,623,660	1,057,809
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Sulerzyski, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sulerzyski during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sulerzyski’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments	Compensation Actually Paid to CEO
2022	$1,877,419	$(469,493)	$407,756	—	—	$1,815,682
2021	$1,461,456	$(226,971)	$389,175	—	—	$1,623,660
2020	$1,227,156	$(238,795)	$69,448	—	—	$1,057,809
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column for the applicable year in the "Summary Compensation Table for 2022" beginning on page 65 of this Proxy Statement.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value
	at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.(c)The amounts included in this column are the amounts, if any, reported in “Change in Pension and Nonqualified Deferred Compensation” column for each applicable year of the "Summary Compensation Table for 2022" beginning on page 65 of this Proxy Statement. Mr. Sulerzyski has never participated in the Retirement Plan.
Non-PEO NEO Average Total Compensation Amount	$ 551,003	452,307	474,069
Non-PEO NEO Average Compensation Actually Paid Amount	$ 529,297	510,614	472,925
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sulerzyski, who has served as our CEO since 2011) in the “Total” column in each applicable year of the "Summary Compensation Table for 2022" beginning on page 65 of this Proxy Statement. The names of each of the NEOs (excluding Mr. Sulerzyski) included for purposes of calculating the average amounts in all years presented are as follows: Kathryn M. Bailey, Douglas V. Wyatt, Tyler J. Wilcox and Jason M. Eakle. In addition, John C. Rogers, who served as Executive Vice President, Chief Financial Officer and Treasurer in 2020 until September 30, 2020, is included for 2020.
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sulerzyski), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sulerzyski) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sulerzyski) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Other NEOs
2022	$551,003	$(92,104)	$70,408	$(10)	—	$529,297
2021	$452,307	$(37,477)	$95,792	$(8)	—	$510,614
2020	$474,069	$(120,988)	$119,864	$(20)	—	$472,925

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As demonstrated by the following graph, the compensation actually paid to Mr. Sulerzyski and the average compensation actually paid to the NEOs as a group (excluding Mr. Sulerzyski) was directionally aligned with Peoples' cumulative TSR between 2020 and 2021, but was not directionally aligned between 2021 and 2022. The alignment between 2020 and 2021 was due in part to the fact that a meaningful portion of compensation actually paid to Mr. Sulerzyski and to the other NEOs was comprised of equity awards. Peoples' strong cumulative TSR in 2021 compared to 2020 had the effect of increasing the value of the equity award component of compensation actually paid to Mr. Sulerzyski and the other NEOs for 2021. The misalignment between 2021 and 2022 was due to the fact that Peoples' cumulative TSR in 2022 did not reflect the strong improvement in the financial performance measures in 2022 that drove executive compensation that year, a trend similarly impacting the stock prices of the 2022 Peer Group and other financial institutions. Although the value of the equity awards component of compensation actually paid for 2022 declined as a result of the lower cumulative TSR, the reduction was more than offset by the increased amount of compensation driven by the improved financial performance measures listed above.

Compensation Actually Paid vs. Net Income [Text Block]	As demonstrated by the following graph, the amount of compensation actually paid to Mr. Sulerzyski and the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Sulerzyski) was directionally aligned with Peoples' net income over the three years presented. While Peoples does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measures of PTPP EPS, PTPP ROAA and the efficiency ratio, which Peoples does use in setting performance goals for executive compensation.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Sulerzyski and the average amount of compensation actually paid to Peoples' NEOs (excluding Mr. Sulerzyski) was not directionally aligned with Peoples' PTPP EPS between 2020 and 2021, but was aligned between 2021 and 2022. The misalignment between 2020 and 2021 is explained by the fact that Peoples incurred significant acquisition-related expenses in 2021 that were excluded from actual results that year in determining the level of achievement with respect to the financial performance measures, including PTPP EPS, that drove executive compensation for 2022. As disclosed in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” of Peoples' Proxy Statement for the Annual Meeting of Shareholders held on April 28, 2022, Peoples' PTPP EPS, when adjusted for acquisition-related expenses, was $3.60 in 2021. Using this adjusted PTPP EPS instead of actual PTPP EPS for 2021 would have resulted in directional alignment between 2020 and 2021.

Total Shareholder Return Vs Peer Group [Text Block]
As demonstrated by the following graph, Peoples cumulative TSR in each of the three years presented fell short of that of the peer group used for benchmarking executive compensation. The peer group used for 2020 is the list of companies identified in the section "EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS" of Peoples' Proxy Statement for the Annual Meeting of Shareholders held on April 22, 2021. The peer group used for 2021 is the list of companies identified in the section "EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS" of Peoples' Proxy Statement for the Annual Meeting of Shareholders held on April 28, 2022. The peer group used for 2022 is the 2022 Peer Group as defined in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” beginning on page 42 of this Proxy Statement.

Total Shareholder Return Amount	$ 94.87	101.62	82.73
Peer Group Total Shareholder Return Amount	110.57	114.42	84.43
Net Income (Loss)	$ 101,292,000	$ 47,555,000	$ 34,767,000
Company Selected Measure Amount | $ / shares	4.48	2.63	3.49
PEO Name	Mr. Sulerzyski
Additional 402(v) Disclosure [Text Block]	Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between Peoples' common share price at the end and the beginning of the measurement period by Peoples' common share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reported in Peoples' audited financial statements for the applicable year.As defined in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS" beginning on page 42 of this Proxy Statement.In accordance with Item 402(v) of Regulation S-K, Peoples is providing the following descriptions of the relationships between information presented in the "Pay Versus Performance Table."
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax/Pre-Provision Return on Average Assets ("PTPP ROAA")
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax/Pre-Provision Diluted Earnings Per Common Share ("PTPP EPS")
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Offs as a Percentage of Average Total Loans
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (469,493)	$ (226,971)	$ (238,795)
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	407,756	389,175	69,448
PEO [Member] | Adjustment, Pension Benefits Reported Change [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,104)	(37,477)	(120,988)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,408	95,792	119,864
Non-PEO NEO [Member] | Adjustment, Pension Benefits Reported Change [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10)	(8)	(20)
Non-PEO NEO [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0